Stock Based Compensation - Legacy NeuroRx 2016 Omnibus Incentive Plan - Stock option (Details) - $ / shares		12 Months Ended
	Aug. 23, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Volatility rate			80.00%
Risk-free rate, minimum		0.69%
Dividend yield	0.00%
2016 Omnibus Inventive Plan [Member] | Original Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Volatility rate		80.00%
Risk-free rate, minimum		0.07%
Risk-free rate, maximum		0.79%
2016 Omnibus Inventive Plan [Member] | Substitute Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Volatility rate		80.00%
Risk-free rate, minimum		0.07%
Risk-free rate, maximum		0.79%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price		$ 6.44	$ 2.22
Volatility rate		80.00%
Expected term		5 years 3 months	4 years 8 months 8 days
Minimum [Member] | 2016 Omnibus Inventive Plan [Member] | Original Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price		$ 1.00
Expected term		2 months 4 days
Minimum [Member] | 2016 Omnibus Inventive Plan [Member] | Substitute Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price		$ 0.20
Expected term		2 months 4 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price		$ 23.41	$ 3.07
Volatility rate		85.90%
Risk-free rate, maximum		1.45%
Expected term		6 years 6 months	5 years 11 months 1 day
Maximum | 2016 Omnibus Inventive Plan [Member] | Original Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price		$ 72.30
Expected term		5 years 11 months 26 days
Maximum | 2016 Omnibus Inventive Plan [Member] | Substitute Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price		$ 14.58
Expected term		5 years 11 months 26 days